Taxes on Income - Schedule of Components of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Income Before Income Taxes [Abstract]
Domestic (Israel)	$ 11,106	$ 5,642	$ 2,610
Foreign	1,480	1,560	1,285
Income (loss) before income taxes	$ 12,586	$ 7,202	$ 3,895